BUSINESS ACQUISITIONS AND GOODWILL - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 16, 2016	Dec. 31, 2017	Dec. 31, 2016
Cantech Acquisition
Disclosure of detailed information about business combination [line items]
Escrow deposit		$ 10.5
Contingent liabilities recognised in business combination		0.0
Cantech Acquisition | Selling, general and administrative expense
Disclosure of detailed information about business combination [line items]
Acquisition-related costs		1.7
Powerband Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	74.00%
Percentage of non-controlling interest in acquiree recognised at acquisition date	26.00%
Contingent liabilities recognised in business combination		$ 0.0
Powerband Acquisition | Selling, general and administrative expense
Disclosure of detailed information about business combination [line items]
Acquisition-related costs			$ 1.3